Debt - Summary of Outstanding Debt (Parenthetical) (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Investor Loan Notes [Member]
Debt Instrument [Line Items]
Long term debt month of maturity		2021-04
Long term debt effective rate of interest		10.00%
Investor Loan Notes [Member] | MAVEN TOPCO LIMITED [Member]
Debt Instrument [Line Items]
Long term debt maturity month starting	2028-09		2028-09
Long term debt maturity month ending	2029-12		2029-12
Long term debt effective rate of interest	10.00%		10.00%
Data Project Srl Mortgage [Member]
Debt Instrument [Line Items]
Long term debt month of maturity		2025-12
Long term debt effective rate of interest		1.00%
Data Project Srl Mortgage [Member] | MAVEN TOPCO LIMITED [Member]
Debt Instrument [Line Items]
Long term debt month of maturity	2025-12		2025-12
Long term debt effective rate of interest	8.00%		8.00%
Related Party Loan [Member]
Debt Instrument [Line Items]
Long term debt month of maturity		2021-04
Long term debt effective rate of interest		4.00%
Related Party Loan [Member] | MAVEN TOPCO LIMITED [Member]
Debt Instrument [Line Items]
Long term debt month of maturity	2021-04		2021-05
Long term debt effective rate of interest	4.00%		4.00%